Consolidated Statements Of Changes In Shareholders' Equity - USD ($)	Total	Excercise of warrants [Member]	Overnight marketed public offering [Member]	Private placement [Member]	Private placement [Member] Preferred Stock [Member]	Common stock [Member]	Common stock [Member] Excercise of warrants [Member]	Common stock [Member] Overnight marketed public offering [Member]	Common stock [Member] Private placement [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Excercise of warrants [Member]	Deficit [Member]	Accumulated other comprehensive loss [Member]	Non-controlling interest [Member]
Balance at the beginning (in shares) at Dec. 31, 2022						21,593,145
Balance at the beginning at Dec. 31, 2022	$ 7,207,854					$ 71,003,225				$ 16,850,165		$ (77,280,499)	$ (2,786,366)	$ (578,671)
Overnight marketed public offering and redemption of warrants ( in shares)		2,385,484							3,282,936
Overnight marketed public offering and redemption of warrants		$ 5,241,811		$ 15,886,537					$ 15,886,537
Share-based payments	$ 1,412,257									1,412,257
Redemption of warrants (in shares)							2,385,484
Redemption of warrants		$ 5,241,811					$ 5,974,988				$ (733,177)
Redemption of options (in shares)	20,600					20,600
Redemption of options	$ 30,059					$ 48,835				(18,776)
Net loss for the year	(28,966,006)											(28,220,796)		(745,210)
Foreign Currency translation adjustment	79,814												79,814
Balance at the ending (in shares) at Dec. 31, 2023						27,282,165
Balance at the ending at Dec. 31, 2023	892,326					$ 92,913,585				17,510,469		(105,501,295)	(2,706,552)	(1,323,881)
Overnight marketed public offering and redemption of warrants ( in shares)		80,243		8,260,435	8,905,638			8,260,435
Overnight marketed public offering and redemption of warrants		$ 337,816	$ 22,853,391	$ 31,705,219	$ 31,705,219			$ 22,853,391
Share-based payments	$ 3,223,464									3,223,464
Redemption of warrants (in shares)							80,243
Redemption of warrants		$ 337,816					$ 551,941				$ (214,125)
Redemption of options (in shares)	18,760					18,760
Redemption of options	$ 25,245					$ 41,149				(15,904)
Net loss for the year	(25,744,489)											(25,502,536)		(241,953)
Foreign Currency translation adjustment	(1,454,003)												(1,454,003)
Balance at the ending (in shares) at Dec. 31, 2024					8,905,638	35,641,603
Balance at the ending at Dec. 31, 2024	$ 31,838,969				$ 31,705,219	$ 116,360,066				$ 20,503,904		$ (131,003,831)	$ (4,160,555)	$ (1,565,834)